Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The Company measures certain financial assets and liabilities at fair value on a recurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

•	Level 1 – quoted prices in active markets are identical assets and liabilities;

•	Level 2 – observable inputs other than quotes prices in active markets for identical assets and liabilities;

•	Level 3 – unobservable inputs.
The Company’s cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.
In August 2014 through April 2016, the Company issued warrants to purchase 2,672,502 shares of Series C redeemable convertible preferred stock at the exercise price of $6.11 per share. As a derivative liability, the redeemable convertible warrants were initially recorded at fair value and are subject to remeasurement at each balance sheet date. Any change in fair value as a result of a remeasurement is recognized as a component of other income (expense), net in the condensed consolidated statements of operations and comprehensive loss. The Company’s redeemable convertible warrant liability is classified within Level 3 of the fair value hierarchy.
At December 31, 2018, the fair value of the redeemable convertible warrant liability was determined by using an option pricing model to allocate the total enterprise value to the various securities within the Company’s capital structure. As of December 31, 2018, the fair value of the redeemable convertible warrant liability was based on both the estimated fair value of the Company’s common stock and on valuation models discounted at current implied market rates which are based on Level 3 inputs. Additionally, the model’s inputs reflect assumptions that market participants would use in pricing the instrument in a current period transaction and included:

December 31,
2018
Time to liquidity (years)	0.57
Expected volatility	62.5%
Discounted cash flow rate	12.0%
Risk-free interest rate	2.6%
Marketability discount rate	14%

At March 31, 2019, due to the proximity of the Company’s IPO, the fair value of the redeemable convertible warrant liability was based on the estimated fair value of the Company’s common stock.
The following table sets forth the fair value of the Company’s financial liabilities measured on a recurring basis, as of December 31, 2018 and March 31, 2019 (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable convertible warrant liability	$—	$—	$16,091	$16,091

	March 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable convertible warrant liability	$—	$—	$31,803	$31,803

The changes in the redeemable convertible warrant liability are summarized below (in thousands):

Fair Value at December 31, 2018	$16,091
Change in fair value recorded in other income (expense), net	15,712
Fair Value at March 31, 2019	$31,803

There were no transfers between fair value hierarchy levels during the three months ended March 31, 2018 and 2019.
Fair Value Measurements
The Company measures certain financial assets and liabilities at fair value on a recurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

•	Level 1 – quoted prices in active markets are identical assets and liabilities;

•	Level 2 – observable inputs other than quotes prizes in active markets for identical assets and liabilities;

•	Level 3 – unobservable inputs.
The Company’s cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.
In October and December 2015, the Company issued warrants to purchase 1,395,468 and 5,324 shares, respectively, of Series C redeemable convertible preferred stock at the exercise price of $6.11 per share. The Company recorded an initial warrant liability of $4,879,000. The redeemable convertible warrant liability was initially valued using the Black Scholes option-pricing valuation method with the following assumptions: a remaining contractual term of 8 years, a volatility of 52%, and a risk-free interest rate of 1.94% for the warrants issued in October, and a remaining contractual term of 8 years, a volatility of 52%, and a risk-free interest rate of 2.24% for the warrants issued in December. In April 2016, the Company issued additional warrants to purchase 42,608 shares of Series C redeemable convertible preferred stock at the exercise price of $6.11 per share. The Company recorded a warrant liability of $144,000. The redeemable convertible warrant liability was initially valued using the Black Scholes option-pricing valuation method with the following assumptions: a remaining contractual term of 7.5 years, a volatility of 50%, and a risk-free interest rate of 1.64%.
As a derivative liability, the redeemable convertible warrants were initially recorded at fair value and are subject to remeasurement at each balance sheet date. Any change in fair value as a result of a remeasurement is recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. The Company’s redeemable convertible warrant liability is classified within Level 3 of the fair value hierarchy.
At December 31, 2017 and 2018, the fair value of the redeemable convertible warrant liability was determined by using an option pricing model to allocate the total enterprise value to the various securities within the Company’s capital structure. The fair value of the redeemable convertible warrant liability was based on both the estimated fair value of the Company’s common stock of $4.78 and $11.29 as of December 31, 2017 and 2018, respectively, and on valuation models discounted at current implied market rates which are based on Level 3 inputs. Additionally, the model’s inputs reflect assumptions that market participants would use in pricing the instrument in a current period transaction and included:

	Year Ended December 31,
	2017	2018
Time to liquidity (years)	1.75	0.57
Expected volatility	50.0%	62.5%
Discounted cash flow rate	18.0%	12.0%
Risk-free interest rate	1.9%	2.6%
Marketability discount rate	27%	14%

The following table sets forth the fair value of the Company’s financial liabilities measured on a recurring basis, as of December 31, 2017 and 2018 (in thousands):

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable convertible warrant liability	$—	$—	$4,185	$4,185

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable convertible warrant liability	$—	$—	$16,091	$16,091

The changes in the redeemable convertible warrant liability are summarized below (in thousands):

Fair value at December 31, 2016	$7,143
Change in fair value recorded in other income (expense), net	(2,958)
Fair value at December 31, 2017	4,185
Change in fair value recorded in other income (expense), net	11,906
Fair value at December 31, 2018	$16,091

There were no transfers between fair value hierarchy levels during the years ended December 31, 2017 and 2018.